ACQUISITIONS (Details) (USD $)			0 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	May 16, 2013 Urastar	Dec. 31, 2013 Urastar
Total purchase price:
Cash paid for acquisition			$ 10,127,000
Transaction costs associated with the acquisition				700,000
Fair value of assets acquired and liabilities assumed:
Mining properties			1,994,000
Goodwill	39,017,000	39,017,000	9,802,000
Cash and cash equivalents			76,000
Trade receivables			731,000
Other current assets			12,000
Plant and equipment			2,000
Accounts payable and accrued liabilities			(791,000)
Other liabilities			(1,573,000)
Deferred tax liability			(126,000)
Net assets acquired			10,127,000
Pro forma results of operations
Pro forma net loss for the year				$ (409,020,000)
Pro forma net loss per share - basic (in dollars per share)				$ (2.37)